Restructuring	9 Months Ended
Sep. 30, 2020
Restructuring and Related Activities [Abstract]
Restructuring
4.	Restructuring

The following table summarizes the changes in the Company’s restructuring accrual:

	2018 Restructuring Activities	2019 Restructuring Activities	Total
Balance at December 31, 2019	$4.2	$1.5	$5.7
Severance payments	(1.4)	(1.5)	(2.9)
Accretion of interest (a)	0.4	—	0.4

Balance at September 30, 2020	$3.2	$—	$3.2

(a)	Accretion of interest is included within “Restructuring expenses” in the unaudited Condensed Consolidated Statements of Operations.

Accreted interest recognized related to restructuring activities associated with a historical acquisition was $0.1 million and $0.4 million for the three and nine months ended September 30, 2020, respectively.

The Company recognized $3.4 million and $3.7 million of restructuring expenses for the three and nine months ended September 30, 2019, respectively. This was primarily comprised of $3.3 million of restructuring expenses associated with the integration of Merchant Link, consisting primarily of employee and severance benefits which were paid by March 31, 2020. In addition, accreted interest recognized related to restructuring activities associated with a historical acquisition was $0.1 million and $0.4 million for the three and nine months ended September 30, 2019, respectively.

The current portion of the restructuring accrual of $2.9 million and $1.4 million at December 31, 2019 September 30, 2020, respectively, is included within “Accrued expenses and other current liabilities” on the unaudited Condensed Consolidated Balance Sheets. The long-term portion of the restructuring accrual of $2.8 million and $1.8 million at December 31, 2019 and September 30, 2020, respectively, is included within “Other noncurrent liabilities” on the unaudited Condensed Consolidated Balance Sheets.

Of the $3.2 million restructuring accrual outstanding as of September 30, 2020, approximately $0.4 million is expected to be paid in 2020, $1.6 million in 2021 and $1.6 million in 2022, less accreted interest of $0.4 million.